Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,727,961	$ 1,601,175
Less: Accumulated Depreciation	(825,304)	(722,870)
Total Property and Equipment, Net of Accumulated Depreciation and Amortization	902,657	878,305
Land
Property, Plant and Equipment [Line Items]
Property and equipment	162,331	162,849
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment	365,101	361,028
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Lives	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Lives	40 years
Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	568,342	503,736
Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Lives	3 years
Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Lives	10 years
Computer Software, Intangible Asset
Property, Plant and Equipment [Line Items]
Property and equipment	163,547	149,322
Computer Software, Intangible Asset | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Lives	3 years
Computer Software, Intangible Asset | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Lives	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Lives	Shorter of lease term or useful life
Property and equipment	432,644	405,199
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment	$ 35,996	$ 19,041